Financial Liabilities at Amortized Cost (Details) - Schedule of composition of debt financial instruments issued - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Letters of credit
Letters of credit for housing	$ 2,328	$ 4,005
Letters of credit for general purposes	49	109
Bonds
Current Bonds	9,265,570	8,557,281
Mortgage bonds
Total	$ 9,267,947	$ 8,561,395